Income Taxes - Roll forward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 17,520,493	$ 30,962,539
Credit (Charge) to Consolidated Statement of Income	(696,880)	3,611,953
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(9,410,332)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	325,977	145,406
Disposed Operations		(7,789,073)
Deferred income tax account at end of period	17,149,590	17,520,493
Accrued liabilities
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	4,312,485	7,123,452
Credit (Charge) to Consolidated Statement of Income	(1,196,786)	(2,810,967)
Deferred income tax account at end of period	3,115,699	4,312,485
Allowance for expected credit losses
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	607,773	946,559
Credit (Charge) to Consolidated Statement of Income	(1,516)	(338,786)
Deferred income tax account at end of period	606,257	607,773
Customer advances
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	2,335,751	1,854,424
Credit (Charge) to Consolidated Statement of Income	(752,399)	1,283,170
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(801,843)
Deferred income tax account at end of period	1,583,352	2,335,751
Derivative financial instruments.
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		615
Credit (Charge) to Consolidated Statement of Income		(615)
Property, plant and equipment, net
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,923,889	3,704,746
Credit (Charge) to Consolidated Statement of Income	719,381	219,143
Deferred income tax account at end of period	4,643,270	3,923,889
Financial expenses pending tax deduction
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,040,210	1,941,726
Credit (Charge) to Consolidated Statement of Income	72,516	(901,516)
Deferred income tax account at end of period	1,112,726	1,040,210
Prepaid expenses and other items.
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		2,572,342
Credit (Charge) to Consolidated Statement of Income		1,094,494
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(1,569,159)
Credit (Charge) to Other Comprehensive Income and Retained Earnings		(47,436)
Disposed Operations		(2,050,241)
Tax loss carry forwards
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	10,116,568	11,401,851
Credit (Charge) to Consolidated Statement of Income	(278,268)	1,349,105
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(2,634,388)
Deferred income tax account at end of period	9,838,300	10,116,568
Deferred income tax assets of foreign subsidiaries
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	246,813	218,983
Credit (Charge) to Consolidated Statement of Income	88,838	27,830
Deferred income tax account at end of period	335,651	246,813
Tax Credit
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		5,738,832
Disposed Operations		(5,738,832)
Investments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(700,285)	(1,733,507)
Credit (Charge) to Consolidated Statement of Income	(287,142)	969,922
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(248,284)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	264,897	311,584
Deferred income tax account at end of period	(722,530)	(700,285)
Prepaid expenses and other items..
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(1,589,317)
Credit (Charge) to Consolidated Statement of Income	1,138,068	(1,589,317)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	(25,181)
Deferred income tax account at end of period	(476,430)	(1,589,317)
Derivative financial instruments,
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(130,879)
Credit (Charge) to Consolidated Statement of Income		(12,137)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	86,261	(118,742)
Deferred income tax account at end of period	(44,618)	(130,879)
Intangible assets and transmission rights
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,642,515)	(2,807,484)
Credit (Charge) to Consolidated Statement of Income	(199,572)	4,321,627
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(4,156,658)
Deferred income tax account at end of period	$ (2,842,087)	$ (2,642,515)